Share-based payments - Summary of share-based payments (Detail)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021 $ / shares	Jun. 30, 2021	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 shares	Jun. 30, 2020 AUD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options			2,775,167			2,660,766
Granted, share options			2,200,000		2,200,000	250,000
Exercised and modified			(441,500)			450,000
Expired /lapsed on termination of employment			(314,667)			(585,599)
Balance at the end of the year, share options			4,219,000			2,775,167
Balance at the start of the year, Weighted average exercise price		$ 0.797				$ 1.960
Granted, Weighted average exercise price		1.090				$ 0.880
Modified, Weighted average exercise price | $				$ 0.620		$ 2.348
Expired, Weighted average exercise price		1.850				$ 3.716
Balance at the end of the year, Weighted average exercise price		0.826				$ 0.797
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						04/03/2015
Expiry date						Dec. 16, 2019
Exercise price						$ 1.500
Balance at the start of the year, share options						46,647
Expired /lapsed on termination of employment						(46,647)
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						04/03/2015
Expiry date						Dec. 18, 2019
Exercise price						$ 1.500
Balance at the start of the year, share options						19,952
Expired /lapsed on termination of employment						(19,952)
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						24/06/2015
Expiry date						Jun. 30, 2020
Exercise price						$ 4.000
Balance at the start of the year, share options						519,000
Expired /lapsed on termination of employment						(519,000)
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	16/11/2015					16/11/2015
Expiry date	Nov. 16, 2020					Nov. 16, 2020
Exercise price		2.200				$ 2.200
Balance at the start of the year, share options			236,667			236,667
Expired /lapsed on termination of employment			(236,667)
Balance at the end of the year, share options						236,667
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						18/03/2016
Expiry date						Feb. 01, 2021
Exercise price						$ 1.990
Balance at the start of the year, share options						300,000
Exercised and modified						(300,000)
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						18/03/2016
Expiry date						Feb. 01, 2021
Exercise price						$ 1.990
Balance at the start of the year, share options						200,000
Exercised and modified						(200,000)
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date						18/03/2016
Expiry date						Feb. 01, 2021
Exercise price						$ 2.610
Balance at the start of the year, share options						250,000
Exercised and modified						(250,000)
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/09/2016					05/09/2016
Expiry date	Sep. 05, 2021					Sep. 05, 2021
Exercise price		1.630				$ 1.630
Balance at the start of the year, share options			50,000			50,000
Balance at the end of the year, share options						50,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/10/2016					12/10/2016
Expiry date	Oct. 17, 2021					Oct. 17, 2021
Exercise price		1.560				$ 1.560
Balance at the start of the year, share options			62,000			62,000
Balance at the end of the year, share options						62,000
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	31/10/2016					31/10/2016
Expiry date	Nov. 01, 2021					Nov. 01, 2021
Exercise price		1.380				$ 1.380
Balance at the start of the year, share options			12,500			12,500
Balance at the end of the year, share options			12,500			12,500
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21/11/2016					21/11/2016
Expiry date	Nov. 23, 2021					Nov. 23, 2021
Exercise price		1.380				$ 1.380
Balance at the start of the year, share options			50,000			50,000
Balance at the end of the year, share options						50,000
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	07/08/2017					07/08/2017
Expiry date	Aug. 07, 2022					Aug. 07, 2022
Exercise price		0.670				$ 0.670
Balance at the start of the year, share options			224,000			224,000
Exercised and modified			(121,500)
Expired /lapsed on termination of employment			(15,500)
Balance at the end of the year, share options			87,000			224,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/02/2018					05/02/2018
Expiry date	Feb. 05, 2023					Feb. 05, 2023
Exercise price		0.780				$ 0.780
Balance at the start of the year, share options			440,000			440,000
Exercised and modified			(120,000)
Balance at the end of the year, share options			320,000			440,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2019					04/01/2019
Expiry date	Jan. 04, 2024					Jan. 04, 2024
Exercise price		0.492				$ 0.492
Balance at the start of the year, share options			250,000			250,000
Exercised and modified			(200,000)
Expired /lapsed on termination of employment			(12,500)
Balance at the end of the year, share options			37,500			250,000
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/11/2019					13/11/2019
Expiry date	Jan. 04, 2024					Jan. 04, 2024
Exercise price		0.492				$ 0.492
Balance at the start of the year, share options			1,200,000
Exercised and modified						1,200,000
Balance at the end of the year, share options			1,200,000			1,200,000
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020					13/01/2020
Expiry date	Jan. 13, 2025					Jan. 13, 2025
Exercise price		0.881				$ 0.881
Balance at the start of the year, share options			250,000
Granted, share options						250,000
Expired /lapsed on termination of employment			(50,000)
Balance at the end of the year, share options			200,000			250,000
Tranche 17 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Jan. 13, 2025
Exercise price		1.132
Granted, share options			1,200,000
Balance at the end of the year, share options			1,200,000
Tranche 18 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Jan. 13, 2025
Exercise price		0.881
Granted, share options			800,000
Balance at the end of the year, share options			800,000
Tranche 19 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021
Expiry date	Jan. 04, 2025
Exercise price		$ 1.690
Granted, share options			200,000
Balance at the end of the year, share options			200,000